Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2018	2019
	US$	US$
ASSETS
Cash and cash equivalents	1,114,076	13,714,304
Restricted cash	—	203
Short-term investments	—	21,502
Accounts receivable, net	2,273,325	21,582,641
Prepaid expense and other assets	2,613,413	3,643,649
Property and equipment, net	56,555	496
Intangible assets, net	—	47,122
Other non-current assets	1,759	—
Total Assets	6,059,128	39,009,917
LIABILITIES
Accounts payable	570,504	35,002,827
Short-term bank borrowings	—	408,264
Accrued salary and benefits	416,749	275,091
Accrued expenses and other current liabilities	518,357	1,385,303
Deferred revenue	157,793	3,658,808
Total Liabilities	1,663,403	40,730,293

	For the years ended
	December 31,
	2017	2018	2019
	US$	US$	US$
Net revenues	8,353,270	9,542,004	91,701,068
Loss from operations	(280,269)	(105,639)	(26,589,386)
Net loss	(297,852)	(84,565)	(27,062,076)
Net cash (used in) provide by operating activities	(2,645,362)	672,355	(8,917,209)
Net cash used in investing activities	(1,734)	(59,498)	(21,502)
Net cash provided by (used in) financing activities	45,673	(810,537)	405,304

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the year ended December 31,
	2017	2018	2019
	US$	US$	US$
Revenue:
Advertising revenue	35,032,557	131,287,334	175,040,033
Other revenue	2,302,409	2,822,298	2,843,072
Total	37,334,966	134,109,632	177,883,105

Schedule of revenues generated by geographic location of customers' headquarters

	For the year ended December 31,
	2017	2018	2019
	US$	US$	US$
USA	20,246,637	108,309,547	53,469,745
PRC	15,393,590	25,502,479	121,105,976
Others	1,694,739	297,606	3,307,384
Total	37,334,966	134,109,632	177,883,105

Schedule of movements in accounts receivable and deferred revenue

The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2018	10,979,821	521,640
Increase/(decrease), net	12,394,148	(177,279)
Ending Balance as of December 31, 2018	23,373,969	344,361
Increase, net	3,880,665	3,543,547
Ending Balance as of December 31, 2019	27,254,634	3,887,908

Accounts receivables | Credit concentration risk
Summary of Significant Accounting Policies
Schedule of concentration risk

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2017		2018		2019
	USD	%	USD	%	USD	%
Company A	6,919,426	18.53%	*	*	*	*
Company B	7,467,645	20.00%	73,116,840	54.52%	21,335,698	11.99%
Company C	*	*	14,609,270	10.89%	*	*
Company D	*	*	*	*	51,013,296	28.68%
Company E	*	*	*	*	21,988,975	12.36%
Company F	*	*	*	*	28,417,379	15.98%

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2018		2019
	US$	%	US$	%
Company B	8,856,527	37.89%	*	*
Company C	2,928,045	12.53%	*	*
Company D	*	*	17,944,840	61.82%
Company E	*	*	4,142,638	14.27%
Company F	*	*	3,840,005	13.23%

*Less than 10%.